Equity - Summary of Reserves (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Reserves Within Equity [Line Items]
Reserves	$ 78,303	$ 73,520
Share-based payments reserve
Disclosure Of Reserves Within Equity [Line Items]
Reserves	106,842	101,367	$ 97,924
Investment revaluation reserve
Disclosure Of Reserves Within Equity [Line Items]
Reserves	(1,286)	(543)	(542)
Foreign Currency Translation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Reserves	(40,222)	(40,273)	(39,700)
Warrants reserve
Disclosure Of Reserves Within Equity [Line Items]
Reserves	$ 12,969	$ 12,969	$ 12,969